UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-21269

WELLS FARGO ADVANTAGE INCOME OPPORTUNITIES FUND
(formerly known as Evergreen Income Advantage Fund)
________________________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street
Boston, Massachusetts 02116-5034
________________________________________________________________________
(Address of principal executive offices)

The Corporation Trust Company
1209 Orange Street
Wilmington, Delaware 19801
________________________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code:    (617) 210-3200

Date of fiscal year end:  4/30

Date of reporting period:  7/1/2009 - 6/30/2010

ITEM 1. PROXY VOTING RECORD


******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21269
Reporting Period: 07/01/2009 - 06/30/2010
Wells Fargo Advantage Income Opportunities Fund









============== Wells Fargo Advantage Income Opportunities Fund ==============


DREYFUS HIGH YIELD STRATEGIES FUND

Ticker:       DHF            Security ID:  26200S101
Meeting Date: AUG 6, 2009    Meeting Type: Annual
Record Date:  JUN 2, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Trustee Stephen J. Lockwood       For       For          Management
1.2   Elect Trustee Benaree Pratt Wiley       For       For          Management


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EATON VANCE LIMITED DURATION INCOME FUND

Ticker:       EVV            Security ID:  27828H105
Meeting Date: FEB 26, 2010   Meeting Type: Annual
Record Date:  DEC 11, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Allen R. Freedman        For       For          Management
1.2   Elect Director Lynn A. Stout            For       For          Management


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EVERGREEN FUNDS

Ticker:                      Security ID:  300250602
Meeting Date: JUN 21, 2010   Meeting Type: Special
Record Date:  MAR 10, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Reorganization of Funds         For       For          Management


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LMP CORPORATE LOAN FUND INC.

Ticker:       TLI            Security ID:  50208B100
Meeting Date: JAN 26, 2010   Meeting Type: Annual
Record Date:  DEC 4, 2009

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Trustee Carol L. Colman           For       For          Management
1.2   Elect Trustee R. Jay Gerken             For       For          Management


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NEW AMERICA HIGH INCOME FUND, INC., THE

Ticker:       HYB            Security ID:  641876800
Meeting Date: APR 22, 2010   Meeting Type: Annual
Record Date:  FEB 10, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Robert F. Birch          For       For          Management
1.2   Elect Director Ernest E. Monrad         For       For          Management
1.3   Elect Director Marguerite Piret         For       For          Management

========== END NPX REPORT


				SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

  				WELLS FARGO ADVANTAGE INCOME OPPORTUNITIES FUND
                                By:   /s/ W. Douglas Munn
                                   ---------------------------------------
                                    W. Douglas Munn
                                    President
				    (Chief Executive Officer)

Date:  August 23, 2010
     --------------------------